Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Enhanced Commodity Strategy Fund (formerly DWS Enhanced Commodity Strategy Fund) and Deutsche Health and Wellness Fund (formerly DWS Health and Wellness Fund and DWS Health Care Fund) (the “Funds”), each a series of Deutsche Securities Trust (formerly DWS Securities Trust) (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 30, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray